Pension plan obligations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost of service, net	R$ 5,997	R$ 1,020	R$ 2,227
Interest cost rates	532,997	408,698	363,951
Expected return on the plan's assets	(294,788)	(221,079)	(184,687)
Amount received from State of Sao Paulo (undisputed)	(112,824)	(98,174)	(91,657)
Total expenses	131,382	90,465	89,834
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net	5,997	1,020	2,227
Interest cost rates	307,777	231,745	205,707
Expected return on the plan's assets	(294,788)	(221,079)	(184,687)
Amount received from State of Sao Paulo (undisputed)
Total expenses	18,986	11,686	23,247
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net
Interest cost rates	225,220	176,953	158,244
Expected return on the plan's assets
Amount received from State of Sao Paulo (undisputed)	(112,824)	(98,174)	(91,657)
Total expenses	R$ 112,396	R$ 78,779	R$ 66,587